SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) Segment shares	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) Segment shares	Dec. 31, 2023 USD ($) Segment shares
Product Information [Line Items]
Nonvested number of shares | shares	726,528	726,528	400,000	400,000	2,585,000
Cash	$ 0	$ 0		$ 0	$ 0
Allowance for credit loss	0	0		0	0
Inventory	243,754	243,754		347,251	171,233
Assets or liabilities other than derivative liabilities measured at fair value	0	0		0	0
Impairments of long-lived assets		$ 0		$ 0	$ 0
Convertible debt coverted into shares | shares		7,578,000	6,637,664	7,852,850	9,355,556
Preferred shares | shares		20,000,000		20,000,000
Unrecognized tax benefits	0	$ 0		$ 0	$ 0
Number of reporting segments | Segment		1		1	1
Cash FDIC insured limit	250,000	$ 250,000
Cash insured amount	$ 118,953	$ 118,953
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Four Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage				88.50%	73.60%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Three Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage	72.00%		87.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage				41.00%	1.00%